INCOME TAXES (Details 3) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Entity Information [Line Items]
Pre-tax loss	$ (122,522)	$ (14,817)
Loss for which no benefit was taken	62,195
Losses not subject to tax	57,022	9,348
Utilization of losses not previously benefitted	(498)
Taxable income (loss)	(3,803)	(5,469)
United State [Member]
Entity Information [Line Items]
Pre-tax loss	(2,252)	(1,342)
Loss for which no benefit was taken	2,875
Losses not subject to tax
Utilization of losses not previously benefitted	(498)
Taxable income (loss)	125	(1,342)
B V I [Member]
Entity Information [Line Items]
Pre-tax loss	(57,022)	(9,348)
Loss for which no benefit was taken
Losses not subject to tax	57,022	9,348
Utilization of losses not previously benefitted
Taxable income (loss)
United Kingdom [Member]
Entity Information [Line Items]
Pre-tax loss	(63,248)	(4,127)
Loss for which no benefit was taken	59,320
Losses not subject to tax
Utilization of losses not previously benefitted
Taxable income (loss)	$ (3,928)	$ (4,127)